Warrant liabilities - Narrative (Details) € in Thousands				1 Months Ended	12 Months Ended
	Oct. 18, 2023 EUR (€) warrant shares	Oct. 03, 2023 EUR (€) warrant shares	Apr. 15, 2022 EUR (€) shares	Oct. 18, 2023 shares	Dec. 31, 2024 EUR (€) warrant	Dec. 31, 2023 EUR (€) warrant	Dec. 31, 2022 EUR (€) warrant	Aug. 25, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of warrant exercised (in shares) | shares		2,996,918
Fair value gain related to the warrant liabilities						€ 6,273	€ 27,103
Ordinary Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Number of warrant exercised (in shares) | shares	159,413
Warrant
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant outstanding (shares) | warrant					0	0	13,799,948
Warrant assumed on transaction date (shares) | warrant
Change in fair value of warrant liabilities	€ 271	€ 7,298			€ 0	€ 7,569
Public Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant outstanding (shares) | warrant					0	0	13,799,948
Warrant assumed on transaction date (shares)	770,110	13,029,838		13,799,948
Percentage of outstanding warrant		94.30%
Change in fair value of warrant liabilities					€ 0	€ 7,569
Public Warrants | Ordinary Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrants exchange ordinary shares ratio		0.23						0.23
Warrant exchange ordinary shares outstanding ratio	0.207	0.207		0.207				0.207
Number of warrant exercised (in shares) | shares	299
Private Placement Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant outstanding (shares) | warrant					0	0	0
Warrant assumed on transaction date (shares)			9,360,000
Change in fair value of warrant liabilities					€ 0	€ 0
Private Placement Warrants | Ordinary Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Shares issued on exercise of warrant (in shares) | shares			1,334,949
Fair value of warrant exercised			€ 13,854